Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 417,927,182	$ 380,379,326
Other receivables, Current	60,242,885	26,589,211
Trade and other receivables, Current	478,170,067	406,968,537
Trade receivables, Non-current	2,046,845	1,917,828
Trade accounts receivable and other accounts receivable	58,480,998	34,264,571
Trade and other receivables, Non-current	60,527,843	36,182,399
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	457,053,617	415,039,522
Other receivables, Current	70,596,330	48,586,823
Trade and other receivables, Current	527,649,947	463,626,345
Trade receivables, Non-current	2,046,845	1,917,828
Trade accounts receivable and other accounts receivable	58,480,998	34,264,571
Trade and other receivables, Non-current	60,527,843	36,182,399
Oficio Circular Official Bulletin No715
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	478,143,067	406,968,537
Trade and other receivables, Non-current	60,527,843	36,182,399
Oficio Circular Official Bulletin No715 | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(39,153,435)	(34,660,196)
Oficio Circular Official Bulletin No715 | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(10,353,445)	(9,213,863)
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	457,053,617	415,039,522
Other receivables, Current	70,596,330	35,803,074
Trade receivables, Non-current	2,046,845	1,917,828
Trade accounts receivable and other accounts receivable	58,480,998	34,264,571
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	419,901,153	317,917,277
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,309,684)	(89,762)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	360,967,952	291,417,828
Other receivables, Current	60,242,885	26,589,211
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	26,276,061	33,399,262
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(244,773)	(231,131)
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26,520,834	33,630,393
Oficio Circular Official Bulletin No715 | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	7,805,361	17,293,165
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(260,401)	(213,455)
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,065,762	17,506,620
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	3,629,840	3,796,047
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(317,546)	(200,097)
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,947,386	3,996,144
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	1,677,284	1,965,584
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(419,163)	(223,821)
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,096,447	2,189,405
Oficio Circular Official Bulletin No715 | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	877,649	4,388,548
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(523,349)	(176,789)
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,400,998	4,565,337
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	1,361,556	2,654,063
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(584,135)	(207,518)
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,945,691	2,861,581
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	894,385	1,556,493
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(634,104)	(914,480)
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,528,489	2,470,973
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	777,678	1,663,913
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,085,824)	(133,045)
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,863,502	1,796,958
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current	14,942,100	22,334,185
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(32,774,456)	(32,270,098)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(10,353,445)	(9,213,863)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,716,556	54,604,283
Other receivables, Current	$ 10,353,445	$ 9,213,863